EMPLOYEES INCLUDING OFFICERS (Tables)	12 Months Ended
Mar. 31, 2022
Employees Including Officers
DISCLOSURE OF EMPLOYEES COST AND NUMBER OF EMPLOYEES EXPLANATORY

	Year ended March 31,
	2022 $	2021 $	2020 $
Group
Staff costs comprised:
Directors’ salaries	707,385	1,438,571	122,101
Wages and salaries	323,186	121,702	229,347
Social security costs	84,449	9,543	68,740
Recruitment Costs	14,259	12,922	-
	1,129,279	1,582,739	420,188
The average monthly number of employees, including directors, employed by the group during the years ending March 31, 2021, and March 31, 2020 were:
Research and Development	2	1	1
Corporate and administration	5	5	3
	7	6	4